CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash from operations	$ 775,856	$ 902,923	$ 966,874
Income taxes paid	(38,629)	(45,411)	(51,245)
Payment for rent	(7,827)	(3,716)	(7,983)
Payment for tower and tower equipment decommissioning	(95)	(343)	(343)
Net cash from operating activities	729,305	853,453	907,303
Cash flow from investing activities
Purchase of property, plant and equipment	(235,169)	(464,897)	(378,521)
Payment in advance for property, plant and equipment	(29,864)	(111,065)	(165,154)
Purchase of software and licenses	(3,980)	(22,811)	(15,695)
Consideration paid on business combinations, net of cash acquired		(4,486)	(735,740)
Proceeds from sale of subsidiaries, net of cash disposed	118,960
Proceeds from disposal of property, plant and equipment	26,706	2,919	1,826
Insurance claims received	73	321	2,100
Interest received	18,660	25,008	15,170
Deposit of short term deposits	(43,660)	(183,400)	(512,105)
Refund of short term deposits	211,453	36,162	270,831
Net cash from/(used in) investing activities	63,179	(722,249)	(1,517,288)
Cash flows from financing activities
Transactions with non-controlling interests			11
Shares repurchased and canceled through buyback program		(10,037)
Proceeds received from issuance of borrowings (net of transaction costs)	2,208,375	986,604	1,263,272
Repayment of borrowings	(2,149,307)	(689,940)	(506,504)
Fees on borrowings and derivative instruments	(10,558)	(19,441)	(19,911)
Interest paid	(326,984)	(299,029)	(234,567)
Payment for the principal portion of lease liabilities	(55,233)	(72,854)	(76,629)
Interest paid for lease liabilities	(66,041)	(58,443)	(36,178)
Margin received on non-deliverable forwards			12,854
Interest/premium paid on derivative instruments	(8,834)		(910)
Net (loss)/gain settled on derivative instruments	(22,414)	839	(3,197)
Net cash (used in)/from financing activities	(430,996)	(162,301)	398,241
Net increase/(decrease) in cash and cash equivalents	361,488	(31,097)	(211,744)
Cash and cash equivalents at beginning of period	293,823	514,078	916,488
Exchange differences	(77,355)	(189,158)	(190,666)
Cash and cash equivalents at end of period	$ 577,956	$ 293,823	$ 514,078